UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:

		Goldman Sachs Trust
		71 South Wacker Dr., Suite 500
		Chicago, IL  60606


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    ILA Prime Obligations Portfolio
    ILA Money Market Portfolio
    ILA Treasury Obligations Portfolio
    ILA Treasury Instruments Portfolio
    ILA Federal Portfolio
    ILA Tax-Exempt Diversified Portfolio
    ILA Tax-Exempt California Portfolio
    ILA Tax-Exempt New York Portfolio
    Financial Square Prime Obligations Fund
    Financial Square Money Market Fund
   	Financial Square Treasury Obligations Fund
    Financial Square Treasury Instruments Fund
    Financial Square Federal Fund
    Financial Square Government Fund
    Financial Square Tax-Free Money Market Fund
    Goldman Sachs Balanced Strategy Portfolio
    Goldman Sachs Growth and Income Strategy Portfolio
    Goldman Sachs Growth Strategy Portfolio Goldman Sachs Equity
    Growth Strategy Portfolio Goldman Sachs Income Strategies Portfolio Goldman Sachs Satellite Strategies Portfolio
    Goldman Sachs Real Estate Securities Fund
    Goldman Sachs International Real Estate Securities Fund
    Goldman Sachs Tollkeeper Fund
    Goldman Sachs Structured Tax-Managed Equity Fund
    Goldman Sachs U.S. Equity Dividend and Premium Fund
    	Goldman Sachs Commodity Strategy Fund

3. Investment Company Act File Number: 811-5349

      Securities Act File Number:  33-17619

4(a)  Last day of fiscal year for which this Form is filed: December 31, 2007.


4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal year pursuant
         to section 24(f):                           $736,412,739,334
                                                     ----------------
   (ii)  Aggregate price of securities redeemed or repurchased during the fiscal
         year:                                       $664,962,746,994
                                                     ----------------

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                      $0
                                                     ---------------

   (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                $664,962,746,994
                                                     ----------------

    (v) Net sales - if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:        $71,449,992,340
                                                      ---------------

   (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]
                                                     $0
                                                     ---------------
  (vii) Multiplier for determining
        registration fee:                            x 0.0000393
                                                     -----------

 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
        (enter "0" if no fee is due):               = $2,807,985
                                                    --------------

6.  Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                     $       0
                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                     = $2,807,985
                                                     -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

           [X] Wire Transfer [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                            /s/  Peter W. Fortner
By (Signature and Title)*  -----------------------------------
                           Peter W. Fortner, Asst. Treasurer


Date:  March 25, 2008




*Please print the name and title of the signing officer below the signature.